COMMITMENTS AND CONTINGENCIES (Details)		4 Months Ended	9 Months Ended
	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Nov. 23, 2020 item
Commitments And Contingencies
Maximum number of demands for registration of securities | item				3
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable | $		$ 8,050,000
Costs reimbursed by underwriters | $		$ 750,000	$ 750,000
Public Offering
Commitments And Contingencies
Aggregate amount of proceeds | $	$ 230,000,000
Share price per share | $ / shares	$ 10.00
Number of units issued | shares	23,000,000
Anchor investors
Commitments And Contingencies
Share price per share | $ / shares		$ 494.56
Indirect beneficial interest, shares | shares		142,187
Anchor investors | Public Offering
Commitments And Contingencies
Number of units issued | shares		1,980,000